Consolidated Statements of Operations - USD ($)		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2024
General and administrative costs		$ 1,990,219	$ 51,910
Subscription agreement expense		6,044,986	0
Cost of Revenue [Abstract]
Loss from operations		(8,035,205)	(51,910)
OTHER INCOME (LOSS)
Income earned on cash and marketable securities held in Trust Account		10,689,503	0
Change of fair value of subscription agreement liability		(69,585,366)	0
Total other (expense) income, net		(58,895,863)	0
Net loss		$ (66,931,068)	$ (51,910)
Common Class A [Member]
Other comprehensive income
Basic weighted average shares outstanding		26,348,901	0
Basic net loss per share		$ (1.85)	$ 0
Common Class B [Member]
Other comprehensive income
Basic weighted average shares outstanding	[1],[2]	9,853,022	7,500,000
Basic net loss per share		$ (1.85)	$ (0.01)
ColdQuanta, Inc. dba Infleqtion [Member]
Revenues [Abstract]
Revenue		$ 32,464,000		$ 28,836,000
Cost of Revenue [Abstract]
Cost of revenue		20,651,000		19,772,000
Gross profit		11,813,000		9,064,000
Research and development		24,089,000		22,303,000
Selling, general and administrative		25,343,000		27,287,000
Impairment of assets and goodwill		0		13,539,000
Grant income		(2,333,000)		(1,057,000)
Loss from operations		(35,286,000)		(53,008,000)
OTHER INCOME (LOSS)
Interest income		2,502,000		1,154,000
Change in fair value of SAFE liabilities		0		(2,271,000)
Change in fair value of contingent consideration		0		380,000
Other, net		989,000		(21,000)
Total other (expense) income, net		3,491,000		(758,000)
Loss before income taxes		(31,795,000)		(53,766,000)
Income tax expense (benefit)		0		(2,000)
Net loss		(31,795,000)		(53,764,000)
Other comprehensive income
Unrealized income on available-for-sale securities		140,000		0
Foreign currency translation adjustment		406,000		474,000
Total other comprehensive income		546,000		474,000
Comprehensive loss		$ (31,249,000)		$ (53,290,000)
Basic weighted average shares outstanding		46,185,671		39,808,027
Diluted weighted average shares outstanding		46,185,671		39,808,027
Basic net loss per share		$ (0.69)		$ (1.35)
Diluted net loss per share		$ (0.69)		$ (1.35)
ColdQuanta, Inc. dba Infleqtion [Member] | Product [Member]
Revenues [Abstract]
Revenue		$ 19,614,000		$ 22,325,000
Cost of Revenue [Abstract]
Cost of revenue		13,558,000		17,571,000
ColdQuanta, Inc. dba Infleqtion [Member] | Service [Member]
Revenues [Abstract]
Revenue		12,850,000		6,511,000
Cost of Revenue [Abstract]
Cost of revenue		$ 7,093,000		$ 2,201,000

[1]	As of December 31, 2024, included an aggregate of up to 1,350,000 Class B Ordinary Shares, subject to forfeiture if the over-allotment option was not exercised in full or in part by the underwriters (Note 5). On May 15, 2025, the Company consummated its Initial Public Offering and sold 41.4 million Public Units, which included the full exercise of the underwriters’ over-allotment option, hence the 1,350,000 Class B Ordinary Shares are no longer subject to forfeiture.
[2]	On February 15, 2024, the Sponsor acquired an aggregate of 7,187,500 Founder Shares for approximately $0.003 per share. In April 2025, the Company effected a share capitalization in the form of a share dividend of approximately 0.2 fully paid Class B Ordinary Shares for each Class B Ordinary Share in issue. In May 2025, the Company issued an additional 1,725,000 Class B Ordinary Shares in a share capitalization, resulting in the Sponsor, holding an aggregate of 10,350,000 Founder Shares. All share and per-share data have been retrospectively presented.